CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (FY) - USD ($) $ in Thousands	Common Stock [Member] Class A Units [Member]	Common Stock [Member] Class A-1 Units [Member]	Common Stock [Member] Class B Units [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2019	$ 7,725	$ 0	$ 40	$ 0	$ 1,393	$ 9,158
Beginning balance (in units) at Dec. 31, 2019	19,495	0	3,218
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A-1 units, net of issuance costs		$ 28,500				28,500
Issuance of Class A-1 units, net of issuance costs (in units)		1,843
Net income	$ 0	$ 0	$ 0	0	21,951	21,951
Other comprehensive loss						0
Equity-based compensation	0	0	20	0	0	20
Ending balance at Dec. 31, 2020	$ 7,725	$ 28,500	$ 60	0	23,344	59,629
Ending balance (in units) at Dec. 31, 2020	19,495	1,843	3,218
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	$ 0	0	(105)	(105)
Other comprehensive loss						0
Equity-based compensation	0	0	$ 20	0	0	20
Equity based compensation (in shares)			1,485
Ending balance at Dec. 31, 2021	$ 7,725	$ 28,500	$ 80	0	23,239	59,544
Ending balance (in units) at Dec. 31, 2021	19,495	1,843	4,704
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive loss						(161)
Ending balance at Sep. 30, 2022				(161)	24,466	60,625
Beginning balance at Dec. 31, 2021	$ 7,725	$ 28,500	$ 80	0	23,239	59,544
Beginning balance (in units) at Dec. 31, 2021	19,495	1,843	4,704
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	$ 0	0	2,589	2,589
Other comprehensive loss	0	0	0	(117)	0	(117)
Ending balance at Dec. 31, 2022	$ 7,725	$ 28,500	$ 80	(117)	25,828	62,016
Ending balance (in units) at Dec. 31, 2022	19,495	1,843	4,704
Beginning balance at Jun. 30, 2022				(84)	18,859	55,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive loss						(77)
Ending balance at Sep. 30, 2022				$ (161)	$ 24,466	$ 60,625